Summary of Significant Accounting Policies (Details) - Schedule of Recognized Fair Value at the Date of Acquisition	12 Months Ended
Dec. 31, 2023
Brands [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Recognized Fair Value at the Date of Acquisition [Line Items]
Fair value at the date of acquisition, description	Indefinite
Customer relationships [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Recognized Fair Value at the Date of Acquisition [Line Items]
Fair value at the date of acquisition	3
FKAP [Member] | Player Contracts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Recognized Fair Value at the Date of Acquisition [Line Items]
Fair value at the date of acquisition	2
FKAP [Member] | Broadcasting rights [member]
Summary of Significant Accounting Policies (Details) - Schedule of Recognized Fair Value at the Date of Acquisition [Line Items]
Fair value at the date of acquisition	5
UYBA [Member] | Player Contracts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Recognized Fair Value at the Date of Acquisition [Line Items]
Fair value at the date of acquisition	1
UYBA [Member] | Season ticket holders [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Recognized Fair Value at the Date of Acquisition [Line Items]
Fair value at the date of acquisition	5
UYBA [Member] | Stadium lease [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Recognized Fair Value at the Date of Acquisition [Line Items]
Fair value at the date of acquisition	16